ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

16.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Payable to franchisees	208,604,931	210,052,467	29,585,271
VAT and tax surcharges	121,470,798	129,067,113	18,178,723
Construction payable	15,587,528	22,211,219	3,128,385
Deposits payable	20,162,737	24,759,270	3,487,270
Payable for business combination and asset acquisitions	13,342,676	13,743,026	1,935,664
Others	60,593,723	59,999,622	8,450,770
Total	439,762,393	459,832,717	64,766,083